Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 889,502	$ 126,551	¥ 989,520
Other payables and accrued expenses	633,948,371	90,192,973	562,145,062
Accrued interest payable	9,739,427	1,385,646	9,739,427
Total other payables and accrued liabilities	¥ 644,577,300	$ 91,705,170	¥ 572,874,009